Concentrations risks	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations risks

Note 18 – Concentrations risks

(a) Major customers

For the years ended December 31, 2022 and 2021, no customer accounted for 10% or more of the Company’s total revenues.

As of December 31, 2022 and 2021, no customer accounted for 10% or more of the total balance of accounts receivable.

(b) Major vendors

For the year ended December 31, 2022, no vendor accounted for 10% or more of the Company’s total purchases. For the year ended December 31, 2021, one vendor which is the Company’s related party accounted for approximately 37.3% of the Company’s total purchases.

As of December 31, 2022, two vendors accounted for 27.9% and 12.1% of the Company’s total balance of accounts payable, respectively. As of December 31, 2021, one vendor which is the Company’s related party accounted for approximately 87.2% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of December 31, 2022 and 2021, the Company had cash balance of $138,710 and $180,746 was maintained at DI Scheme banks in Singapore, of $0 and $41,606 was subject to credit risk, respectively. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of December 31, 2022 and 2021, the Company had restricted cash balance of $641,461 and $0 was maintained at banks in the United States, of $391,461 and $0 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.